SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 1,674,531	$ 1,073,527
Valuation allowance	(1,674,531)	(1,073,527)
Total